SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)			Additions
Description	Balance as of beginning of period	Cumulative effect of change in accounting principle (1)	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2020
Allowance for credit losses on fixed income securities	$—	$—	$3	$—	$2	$1
Allowance for credit losses on mortgage loans	3	33	37	1	15	59
Allowance for credit losses on bank loans	—	16	4	—	4	16
Allowance for credit losses on agent loans	3	2	—	—	—	5
Allowance for credit losses on reinsurance recoverables	3	11	1	—	—	15
Allowances for credit losses on other assets	7	—	—	—	—	7
Allowance for credit losses on commitments to fund mortgage loans, bank loans and agent loans	—	1	—	—	1	—

Year ended December 31, 2019

Allowance for reinsurance recoverables	$—		$3	$—	$—	$3
Allowance for estimated losses on mortgage loans	3		—	—	—	3
Allowance for estimated losses on agent loans	2		1	—	—	3

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3		$—	$—	$—	$3
Allowance for estimated losses on agent loans	2		—	—	—	2
(1)Effective January 1, 2020, the Company adopted the measurement of credit losses on financial instruments accounting standard that primarily affected mortgage loans, bank loans and reinsurance recoverables.